UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Address of principal executive offices)

Registrant's telephone number, including area code: (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Nelson N. Lee
Secretary
Emerging Markets Growth Fund, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(name and address of agent for service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio
September 30, 2005

Equity securities		Value
(common and preferred stocks)	Shares	(000)

Argentina - 0.47%
BI SA (acquired 10/21/93, cost: $4,568,000) (1) (2) (3)	4,952,159	$2,010
Grupo Financiero Galicia SA, Class B (2)	5	-
Hidroneuquen SA (acquired 11/11/93, cost: $29,339,000) (1) (2) (4)	28,022,311	893
IRSA Inversiones y Representaciones SA (GDR) (2)	1,099,300	13,247
Nortel Inversora SA, Class B, preferred (ADR) (2)	3,793,300	39,261
Tenaris SA (ADR)	33,600	4,631
		60,042

Brazil - 10.25%
ALL - América Latina Logística, units	1,182,220	47,087
ALL - América Latina Logística, units (GDR) (acquired 9/28/05, cost: $943,000) (1)	25,000	986
Banco Itaú Holding Financeira SA, preferred nominative	134,202	32,161
Banco Itaú Holding Financeira SA, preferred nominative (ADR)	20,100	2,385
Bradespar SA, preferred nominative	1,114,696	31,234
Celular CRT SA, ordinary nominative	52,400	943
Celular CRT SA, Class A, preferred nominative	1,015,730	24,228
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative	106,804,000	2,149
Centrais Elétricas Brasileiras SA - ELETROBRÁS, ordinary nominative (ADR)	172,780	1,728
Centrais Elétricas Brasileiras SA - ELETROBRÁS, Class B, preferred nominative	1,094,658,300	21,184
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	1,283,002	38,490
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	4,137,910	153,848
Cía. de Concessões Rodoviárias, ordinary nominative	770,000	21,987
Cía. de Saneamento Básico de Estado de São Paulo - SABESP (ADR)	2,030,000	35,281
Cía. Energética de Minas Gerais - CEMIG, preferred nominative	1,443,379,000	55,215
Cía. Energética de Minas Gerais - CEMIG, preferred nominative (ADR)	143,068	5,448
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	4,011,456	156,086
Cyrela Brazil Realty SA (GDR) (acquired 9/21/05, cost: $2,719,000) (1)	41,600	3,445
Itaúsa - Investimentos Itaú SA, preferred nominative	58,468,404	168,932
LIGHT-Serviços de Eletricidade SA, ordinary nominative (2)	148,424,000	1,254
LIGHT-Serviços de Eletricidade SA, ordinary nominative, receipts (2)	392,032,674	3,186
Localiza Rent a Car SA, ordinary nominative	1,468,000	12,222
Lojas Renner SA, ordinary nominative (2)	1,178,300	29,166
Natura Cosméticos SA, ordinary nominative	640,600	25,659
NET Serviços de Comunicação SA, preferred nominative (2)	27,964,210	12,333
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $13,066,000) (1) (3) (4)	27,000	6,767
Porto Seguro SA, ordinary nominative	1,969,100	19,629
Tele Centro Oeste Celular Participações SA, ordinary nominative	4,987	45
Tele Centro Oeste Celular Participações SA, preferred nominative	1,687,294	15,802
Tele Centro Oeste Celular Participações SA, preferred nominative (ADR)	4,950,438	44,851
Tele Leste Celular Participações SA, ordinary nominative (2)	77,433	488
Tele Leste Celular Participações SA, preferred nominative (ADR) (2)	705,223	4,683
Telemar Norte Leste SA, Class A, preferred nominative	1,066,768	27,605
Telemig Celular Participações SA, ordinary nominative	3,684,267,356	16,365
Telemig Celular Participações SA, preferred nominative (ADR)	835,158	28,228
Telemig Celular SA, Class G, preferred nominative	38,529	8,150
Tele Norte Celular Participações SA, ordinary nominative (2) (4)	9,214,930,561	3,318
Tele Norte Celular Participações SA, preferred nominative (ADR) (2) (4)	453,978	3,428
Telesp Celular Participações SA, preferred nominative (ADR) (2)	6,232,297	24,368
TIM Participações SA, ordinary nominative	8,871,433,466	20,921
TIM Participações SA, preferred nominative (ADR)	4,170,653	77,491
Unibanco-União de Bancos Brasileiros SA, units	1,605,300	17,151
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,499,354	78,866
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	913,298	21,332
		1,306,125

Canada - 0.81%
Ivanhoe Mines Ltd. (2)	12,203,700	103,011
		103,011

Chile - 0.60%
Cía. de Telecomunicaciones de Chile SA (ADR)	775,385	8,413
Embotelladora Andina SA, Class A, preferred nominative (ADR)	1,948,400	30,434
Embotelladora Andina SA, Class B, preferred nominative (ADR)	503,673	8,230
Enersis SA	14,980,300	3,413
Enersis SA (ADR)	2,292,200	26,223
		76,713

China - 3.75%
Anhui Conch Cement Co. Ltd. (Hong Kong) (4)	40,197,000	39,970
Baidu.com, Inc., Class A (ADR) (2)	11,200	717
Beijing Capital International Airport Co. Ltd. (Hong Kong)	11,492,000	5,048
Bio-Treat Technology Ltd. (Singapore)	34,648,000	21,341
BOE Technology Group Co. Ltd., Class B	33,554,952	5,667
BYD Co. Ltd. (Hong Kong)	6,669,500	10,686
China Life Insurance Co. Ltd. (Hong Kong) (2)	15,152,500	11,742
China Life Insurance Co. Ltd. (ADR) (2)	776,500	23,963
China Mengniu Dairy Co. (Hong Kong)	32,230,000	26,633
China Merchants Holdings (International) Co. Ltd. (Hong Kong)	5,795,014	13,010
China Mobile (Hong Kong) Ltd.	6,473,300	31,808
China Netcom Group Corp. (Hong Kong) Ltd.	3,257,200	5,603
China Oilfield Services Ltd. (Hong Kong)	10,321,000	4,247
China Telecom Corp. Ltd. (Hong Kong)	36,240,600	13,697
Chongqing Changan Automobile Co. Ltd., Class B (Hong Kong)	16,448,057	6,958
GOME Electrical Appliances Holding Ltd. (Hong Kong)	29,860,000	18,034
Huaneng Power International, Inc. (Hong Kong)	3,058,400	2,270
Lenovo Group Ltd. (Hong Kong)	47,470,700	22,979
Lianhua Supermarket Holdings Co. Ltd. (Hong Kong)	11,912,000	13,827
NetEase.com, Inc. (ADR) (2)	469,100	42,224
PetroChina Co. Ltd. (Hong Kong)	37,558,100	31,312
Semiconductor Manufacturing International Corp. (Hong Kong) (2)	70,987,000	12,472
Semiconductor Manufacturing International Corp. (ADR) (2)	292,530	2,516
Shanda Interactive Entertainment Ltd. (ADR) (2)	572,200	15,478
Tong Ren Tang Technologies Co. Ltd. (Hong Kong)	1,305,900	2,483
Tsingtao Brewery Co. Ltd. (Hong Kong)	27,397,100	29,523
UBS AG Call Warrants on Beijing Yanjing Brewery Co. Ltd., A Shares, expire June 15, 2006 (acquired 6/15/05, cost: $21,159,000) (1)	25,560,580	20,571
Weiqiao Textile Co. Ltd. (Hong Kong)	3,990,000	5,251
Wumart Stores, Inc. (Hong Kong) (4)	7,484,000	16,134
Zhejiang Expressway Co. Ltd. (Hong Kong)	6,660,000	4,689
ZTE Corp. (Hong Kong)	5,092,000	16,590
		477,443

Colombia - 0.63%
Cía. de Cemento Argos, SA	3,573,319	49,022
Suramericana de Inversiones SA	5,378,411	30,969
		79,991

Costa Rica - 0.00%
Consorcio International Hospital, SA de CV, Series II, convertible preferred (acquired 9/25/97, cost: $441,000) (1) (2)	23,970	12
Consorcio International Hospital, SA de CV, Series IV, convertible preferred (acquired 8/15/05, cost: $383,000) (1) (2)	766,721	383
		395

Croatia - 0.10%
PLIVA DD (GDR)	935,918	12,635
		12,635

Egypt - 1.52%
Commercial International Bank (Egypt) S.A.E.	2,824,333	29,454
Commercial International Bank (Egypt) S.A.E. (GDR)	255,700	2,583
Egyptian Company for Mobile Services S.A.E.	1,870,228	65,433
Orascom Construction Industries Co.	1,595,673	58,251
Orascom Construction Industries Co. (GDR)	428,200	31,644
Vodafone Egypt Telecommunications S.A.E.	393,000	6,492
		193,857

Hong Kong - 1.12%
Clear Media Ltd. (2)	22,774,000	20,444
Foxconn International Holdings Ltd. (2)	53,047,000	57,511
Kingway Brewery Holdings Ltd.	29,631,300	10,523
Shangri-La Asia Ltd.	33,443,246	54,140
		142,618

Hungary - 0.65%
Magyar Telekom Telecommunications Co. Ltd.	4,348,818	22,432
Magyar Telekom Telecommunications Co. Ltd. (ADR)	1,054,000	27,119
National Savings and Commercial Bank Ltd.	834,290	32,825
		82,376

India - 8.91%
Apollo Hospitals Enterprise Ltd.	1,666,666	17,409
Bharat Electronics Ltd.	1,191,371	23,132
Bharat Heavy Electricals Ltd.	2,349,445	65,484
Bharat Petroleum Corp. Ltd.	1,408,702	13,002
Bharti Tele-Ventures Ltd. (2)	14,413,661	114,532
Cummins India Ltd.	5,989,528	20,365
Dr. Reddy's Laboratories Ltd.	222,333	4,317
HDFC Bank Ltd.	2,348,720	36,664
HDFC Bank Ltd. (ADR)	29,400	1,505
Hindustan Lever Ltd.	9,200,084	37,967
Housing Development Finance Corp. Ltd.	6,541,891	154,965
ICICI Bank Ltd.	998,618	13,735
ICICI Bank Ltd. (ADR)	1,249,081	35,287
Infosys Technologies Ltd.	3,101,797	178,046
Jet Airways (India) Ltd.	1,286,643	32,732
Larsen & Toubro Ltd.	4,768	165
Maruti Udyog Ltd.	3,367,800	42,943
National Thermal Power Corp. Ltd.	16,640,544	40,127
Oil & Natural Gas Corp. Ltd.	1,484,015	35,856
Ranbaxy Laboratories Ltd.	4,929,689	55,206
Reliance Energy Ltd.	3,921,315	51,842
Reliance Industries Ltd.	4,764,387	86,143
SET India Ltd. (acquired 5/15/00, cost: $34,131,000) (1) (2)	106,250	5,413
SET Satellite (Singapore) Pte. Ltd. (acquired 5/15/00, cost: $73,162,000) (1) (2)	2,847,112	11,551
Shopper's Stop Ltd. (2)	1,005,300	8,618
Tata Power Co. Ltd.	2,110,402	23,118
Wipro Ltd.	1,239,236	10,477
Zee Telefilms Ltd.	3,749,647	14,753
		1,135,354

Indonesia - 2.67%
PT Bank Central Asia Tbk	38,910,000	13,082
PT Bank Mandiri (Persero) Tbk	371,051,500	52,440
PT Bank Rakyat Indonesia	27,513,000	7,230
Perusahaan Gas Negara (Persero) Tbk	52,453,000	21,345
PT Indosat Tbk	43,697,500	22,482
PT Ramayana Lestari Sentosa Tbk	86,587,500	6,580
PT Surya Citra Media Tbk	38,098,000	2,411
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	410,276,902	214,958
		340,528

Israel - 3.76%
Bank Hapoalim Ltd.	17,115,011	66,867
Bank Leumi le-Israel B.M.	21,227,297	71,280
"Bezeq" The Israel Telecommunication Corp. Ltd. (2)	41,352,700	55,822
Israel Chemicals Ltd.	4,321,993	16,846
Orbotech Ltd. (2)	1,589,725	39,775
Partner Communications Co. Ltd.	1,965,467	16,816
Partner Communications Co. Ltd. (ADR)	2,239,700	19,284
Supersol Ltd.	5,135,600	12,917
Teva Pharmaceutical Industries Ltd. (ADR)	4,835,500	161,602
United Mizrahi Bank Ltd. (2)	3,358,362	17,464
		478,673

Kazakhstan - 0.03%
OJSC Kazkommertsbank (ADR) (acquired 9/10/97, cost: $1,466,000) (1) (2)	72,877	3,571
		3,571

Malaysia - 4.67%
AirAsia Bhd. (2)	51,211,800	21,212
Astro All Asia Networks PLC	28,914,100	43,763
CIMB Bhd.	5,450,400	9,115
Commerce Asset-Holding Bhd.	34,172,400	50,824
EON Capital Bhd.	11,273,000	16,163
Genting Bhd.	8,344,500	47,426
Hong Leong Bank Bhd.	18,362,800	26,128
IJM Corp. Bhd.	19,150,314	24,695
IJM Corp. Bhd., warrants, expire August 22, 2010 (2)	3,839,100	560
IOI Corp. Bhd.	7,335,700	23,164
Malakoff Bhd.	5,163,600	10,623
Malayan Banking Bhd.	22,452,550	69,164
Maxis Communications Bhd.	22,780,800	57,149
MISC Bhd.	3,138,500	15,513
MK Land Holdings Bhd.	21,246,600	5,040
Naim Cendera Holdings Bhd.	2,231,700	1,826
Public Bank Bhd.	18,373,000	33,958
Resorts World Bhd.	7,271,300	21,235
Road Builder (M) Holdings Bhd.	13,010,300	6,806
S P Setia Berhad Group (4)	32,806,200	33,777
Tanjong PLC	1,358,500	5,230
Telekom Malaysia Bhd.	9,110,000	25,161
Tenaga Nasional Bhd.	4,804,900	13,772
Transmile Group Bhd.	6,041,200	17,004
UMW Holdings Bhd.	10,145,196	14,952
		594,260

Mexico - 7.41%
América Móvil SA de CV, Series A	48,825,000	63,483
América Móvil SA de CV, Series L	55,175,520	72,713
América Móvil SA de CV, Series L (ADR)	12,207,400	321,299
Cemex, SA de CV, ordinary participation certificates, units	4,820,846	25,180
Cemex, SA de CV, ordinary participation certificates, units (ADR)	372,626	19,488
Coca-Cola FEMSA, SA de CV, Series L (ADR)	857,400	22,901
Consórcio International Hospital, SA de CV, Series II, convertible preferred (acquired 9/25/97, cost: $4,315,000) (1) (2)	23,970	-
Empresas ICA, SA de CV, ordinary participation certificates (2)	104,718,549	39,972
Fomento Económico Mexicano, SA de CV (ADR)	447,380	31,281
Grupo Financiero Banorte, SA de CV	2,415,089	21,566
Grupo Financiero Inbursa, SA de CV, Series O	465,200	808
Grupo Industrial Saltillo, SA de CV	2,955,573	3,310
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,040,932	74,645
Impulsora del Desarrollo Economico de America Latina, SA de CV, Series B1 (2)	465,200	307
Kimberly-Clark de México, SA de CV, Class A, ordinary participation certificates	8,896,050	33,543
Vitro, SA de CV, Series A	365,100	422
Wal-Mart de México, SA de CV, Series V	40,277,307	204,800
Wal-Mart de México, SA de CV, Series V (ADR)	159,736	8,131
		943,849

Morocco - 0.07%
Holcim (Maroc) SA	46,585	6,088
Société des Brasseries du Maroc	12,332	2,562
		8,650

Netherlands - 0.16%
Efes Breweries International NV (GDR) (2)	580,840	20,692
		20,692

Oman - 0.09%
BankMuscat (SAOG) (GDR) (acquired 9/29/05, cost: $9,844,000) (1) (2)	414,500	10,922
		10,922

Peru - 0.11%
Cía. de Minas Buenaventura SA (ADR)	235,200	7,303
Credicorp Ltd.	211,162	6,033
		13,336

Philippines - 0.39%
ABS-CBN Holdings Corp. (Philippine Deposit Receipts) (2)	6,229,500	1,560
Ayala Corp.	2,285,074	11,747
Ayala Land, Inc.	50,081,130	7,151
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
GLOBE TELECOM, Inc.	632,845	8,426
International Container Terminal Services, Inc.	19,533,588	3,144
SM Investments Corp.	2,794,600	10,883
SM Prime Holdings, Inc.	55,082,000	7,079
		49,990

Poland - 0.47%
Telekomunikacja Polska SA	7,657,720	59,777
		59,777

Russia - 2.21%
Baring Vostok Private Equity Fund (acquired 12/15/00, cost: $7,954,000) (1) (3) (4) (6)	8,895,273	14,184
Baring Vostok Private Equity Fund III (acquired 3/30/05, cost: $3,297,000) (1) (2) (3) (4) (6)	3,297,050	2,774
JSC MMC "Norilsk Nickel" (ADR)	1,035,070	85,876
LUKoil Holding (ADR)	721,836	41,724
New Century Capital Partners, LP (acquired 12/7/95, cost: $5,484,000) (1) (2) (3)	5,247,900	2,221
OAO Gazprom (ADR) (acquired 10/21/96, cost: $2,654,000) (1)	173,900	11,640
Pyaterochka Holding NV (GDR) (2)	1,044,000	21,263
Sberbank (Savings Bank of the Russian Federation)	79,020	75,463
YUKOS Oil Co. (ADR) (2)	5,699,322	25,802
		280,947

Singapore - 0.07%
PEARL Energy Ltd. (2)	9,081,000	9,115
		9,115

South Africa - 9.16%
Anglo Platinum Ltd.	1,232,728	72,907
Anglo Platinum Ltd., 6.38% convertible preferred May 31, 2009	119,068	3,038
AngloGold Ashanti Ltd.	343,700	14,799
AngloGold Ashanti Ltd. (ADR)	35,700	1,515
Aveng Ltd.	10,389,700	27,406
AVI Ltd.	2,990,800	7,253
Barloworld Ltd.	5,222,000	95,603
Consol Ltd. (2)	2,990,800	5,657
Edgars Consolidated Stores Ltd.	2,155,000	10,800
Gold Fields Ltd.	3,447,909	51,432
Harmony Gold Mining Co. Ltd. (2)	5,897,612	66,256
Harmony Gold Mining Co. Ltd. (ADR) (2)	4,146,392	45,362
Impala Platinum Holdings Ltd.	447,205	50,957
Massmart Holdings Ltd.	6,049,700	51,446
Murray & Roberts Holdings Ltd.	15,269,406	47,266
Mvelaphanda Resources Ltd. (2) (4)	11,141,377	34,117
Nasionale Pers Beperk, Class N	907,100	14,861
Network Healthcare Holdings Ltd. (2)	4,717,000	4,866
Sasol Ltd.	10,406,893	402,887
South Africa Capital Growth Fund, LP, Class A (acquired 8/25/95, cost: $893,000) (1) (2) (3)	2,180	241
South Africa Capital Growth Fund, LP, Class D (acquired 8/25/95, cost: $5,387,000) (1) (2) (3)	13,650	1,510
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $22,310,000) (1) (3) (4) (6)	27,594	50,730
SPAR Group Ltd.	3,415,000	16,615
Standard Bank Group Ltd.	7,238,414	79,713
Tiger Brands Ltd.	214,500	4,722
Truworths International Ltd.	1,574,400	5,033
		1,166,992

South Korea - 20.30%
Asiana Airlines, Inc. (2)	5,991,686	26,932
Baiksan OPC Co., Ltd.	560,100	2,923
Cheil Communications Inc.	82,970	15,932
CJ Home Shopping Co., Ltd.	52,679	4,726
Daewoo Heavy Industries & Machinery Co., Ltd.	5,307,320	60,314
Daewoo Securities Co., Ltd. (2)	1,144,180	14,179
Doosan Heavy Industries and Construction Co., Ltd.	324,420	6,157
GS Engineering & Construction Corp.	996,070	39,776
Hankook Tire Co., Ltd.	3,000,920	39,791
Hynix Semiconductor Inc. (2)	733,450	16,282
Hyundai Development Co.	892,614	28,329
Hyundai Marine & Fire Insurance Co., Ltd.	1,634,250	16,230
Hyundai Motor Co.	2,081,484	163,664
Hyundai Motor Co., nonvoting preferred	208,848	10,631
INI Steel Co.	868,450	22,509
Jusung Engineering Co., Ltd. (2)	1,047,990	9,905
Kia Motors Corp.	5,077,940	95,178
Kook Soon Dang Brewery Co., Ltd.	782,100	11,980
Kookmin Bank	3,375,225	198,647
Kookmin Bank (ADR)	817,253	48,422
Korea Electric Power Corp.	1,478,650	50,498
Korea Gas Corp.	1,289,360	43,127
KT&G Corp.	676,490	29,302
LG.Philips LCD Co., Ltd. (2)	449,810	18,608
LG.Philips LCD Co., Ltd. (ADR) (2)	7,100,800	145,992
LS Cable Ltd. (4)	1,629,160	45,756
Nong Shim Co., Ltd.	109,929	28,569
Pusan Bank	994,330	10,874
Samsung Electronics Co., Ltd.	1,024,975	578,850
Samsung Electronics Co., Ltd. (GDS)	1,479,454	421,731
Samsung Engineering Co., Ltd.	970,820	20,539
Samsung Fire & Marine Insurance Co., Ltd.	924,881	95,588
Samsung Securities Co., Ltd.	386,200	16,317
Shinhan Financial Group Co., Ltd.	4,749,860	165,599
Sungshin Cement Co., Ltd.	367,840	8,368
Woori Finance Holdings Co., Ltd.	5,123,210	74,463
		2,586,688

Sri Lanka - 0.00%
Dialog Telekom Ltd. (2)	732,400	143
		143

Sweden - 0.08%
Oriflame Cosmetics SA (SDR)	369,600	10,758
		10,758

Taiwan - 9.58%
Advanced Semiconductor Engineering Inc.	21,620,611	14,639
Asia Corporate Partners Fund, Class B (acquired 3/12/96, cost: $2,989,000) (1) (2) (3)	39,360	2,310
Asia Optical Co., Ltd.	842,000	5,408
ASUSTeK Computer Inc.	11,556,160	31,074
AU Optronics Corp.	49,360,610	64,110
AU Optronics Corp. (ADR)	2,212,591	28,675
Cathay Financial Holding Co., Ltd.	28,022,000	52,345
Chi Mei Optoelectronics Corp.	14,323,439	15,890
Chinatrust Financial Holding Co., Ltd.	75,672,956	65,265
Chunghwa Telecom Co., Ltd.	4,965,000	8,689
Chunghwa Telecom Co., Ltd. (ADR)	311,800	5,771
Delta Electronics Inc.	17,276,120	29,671
EVA Airways Corp.	80,724,968	32,057
Fubon Financial Holding Co., Ltd.	134,721,000	124,063
High Tech Computer Corp.	2,453,865	30,008
Hon Hai Precision Industry Co., Ltd.	54,147,075	253,049
Hon Hai Precision Industry Co., Ltd. (GDR)	1,203,868	11,018
Hotai Motor Co., Ltd.	2,702,000	7,093
MediaTek Incorporation	8,955,140	84,791
Mega Financial Holding Co., Ltd.	27,743,000	17,551
Optimax Technology Corp.	7,304,722	11,921
President Chain Store Corp.	16,989,517	31,786
Quanta Computer Inc.	5,050,211	8,291
Seres Capital (Cayman) (acquired 3/12/96, cost: $12,000) (1) (2) (3) (4)	2	16
Seres Capital (Cayman), nonvoting (acquired 3/12/96, cost: $63,000) (1) (2) (3) (4)	8	82
Siliconware Precision Industries Co., Ltd.	19,229,317	19,522
Taiwan Cement Corp.	55,487,250	35,111
Taiwan Hon Chuan Enterprise Co., Ltd.	5,967,974	3,155
Taiwan Semiconductor Manufacturing Co., Ltd.	70,737,862	114,043
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,303,798	18,937
Test-Rite International Co., Ltd.	15,029,406	11,658
Tong Yang Industry Co., Ltd. (4)	22,244,243	26,733
Unimicron Technology Corp.	26,071,324	19,358
United Microelectronics Corp.	55,306,229	36,430
		1,220,520

Thailand - 1.27%
Advanced Info Service PCL	1,952,800	5,152
Electricity Generating PCL	16,344,347	29,884
KASIKORNBANK PCL	23,012,100	37,617
Krung Thai Bank PCL	113,293,800	29,430
Siam Cement PCL, nonvoting depositary receipts	1,960,290	11,200
Siam City Bank PCL, nonvoting depositary receipts	9,972,600	6,335
Siam City Cement PCL	3,913,024	27,102
TISCO Finance PCL	9,233,600	6,424
TISCO Finance PCL, nonvoting depositary receipts	12,594,600	8,437
		161,581

Turkey - 2.05%
Akbank TAŞ	11,337,184	75,658
Aktas Elektrik Ticaret AŞ (2)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	2,590,212	69,517
Koç Holding AŞ	4,258,530	19,333
Migros Türk TAŞ	5,770,287	49,029
Tansas Perakende Magazacilik Ticaret AŞ (2)	3,715,286	6,084
Türkiye İş Bankasi AŞ, Class C	5,976,503	41,670
		261,291

United Kingdom - 0.45%
Anglo American PLC	676,093	20,355
Lonmin PLC	1,301,100	29,736
Oxus Gold PLC (2)	7,720,000	7,627
		57,718

United States of America - 0.22%
Amkor Technology, Inc. (2)	4,161,238	18,226
AsiaInfo Holdings, Inc. (2)	936,540	4,542
Sohu.com Inc. (2)	297,400	5,094
		27,862

Venezuela - 0.15%
Cía. Anόnima Nacional Teléfonos de Venezuela (CANTV), Class D (ADR)	1,400,189	19,645
		19,645

Vietnam - 0.10%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $8,432,000) (1) (2) (3) (4)	7,888,071	12,621
		12,621

Multinational - 0.40%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $21,261,000) (1) (3) (4) (6)	55,264	22,938
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $20,121,000) (1) (2) (3) (4) (6)	19,747	20,175
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (3) (4)	279,240	342
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (3) (4)	3,810,369	4,671
New Europe East Investment Fund Ltd., Class B (acquired 6/4/93, cost: $2,494,000) (1) (2) (3) (4)	436	1,673
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $2,314,000) (1) (3) (4)	240,000	1,514
		51,313

Miscellaneous - 0.78%
Equity securities in initial period of acquisition		99,382

Total equity securities (cost: $6,508,354,000)		12,161,384

	Units or principal
Bonds and notes	amount	Value
	(000)	(000)

Argentina - 0.55%
Multicanal SA:
9.25% February 1, 2002 (7)	$2,609	1,265
10.5% February 1, 2007 (7)	1,244	603
10.5% April 15, 2018 (7)	2,289	1,110
13.125% April 15, 2009 (7)	1,122	544
Republic of Argentina:
0.63% December 31, 2038 (5)	ARS65,137	11,285
Payment-in-Kind Bond, 5.83% December 31, 2033 (5)	127,989	54,567
		69,374

Brazil - 0.25%
Banco BMG SA 8.75% July 1, 2010 (acquired 6/22/05, cost: $6,080,000) (1)	$6,080	6,164
Banco Bradesco SA 8.875% June 3, 2010 (acquired 5/26/05, cost: $5,000,000) (1)	5,000	5,275
Federal Republic of Brazil 8.00% January 15, 2018	3,250	3,450
LIGHT-Serviços de Eletricidade SA 13.538% convertible debentures June 30, 2015 (5)	BRL3,005	2,281
Unibanco-União de Bancos Brasileiros SA 8.70% Junior Notes due July 29, 2010 (acquired 7/22/05, cost: $3,470,000) (1)	$3470	3,510
Unibanco-União de Bancos Brasileiros SA 8.70% Senior Notes due February 11, 2010	BRL23,880	10,747
		31,427

Dominican Republic - 0.02%
Dominican Republic 9.50% September 27, 2011 (acquired 5/12/05, cost: $3,122,000) (1)	$2,865	3,166
		3,166

Israel - 0.08%
Israel Government Bond SHAHAR 7.50% March 31, 2014	ILS39,975	9,632
		9,632

Malaysia - 0.03%
Tenaga Nasional Berhad 2.625% convertible debenture November 20, 2007	MYR3,979	4,427
		4,427

Peru - 0.02%
Republic of Peru 9.875% February 6, 2015	$2,370	3,039
		3,039

Russia - 0.04%
Russian Federation 5.00% March 31, 2030 (5)	4,455	5,123
		5,123

Turkey - 0.02%
Republic of Turkey 11.875% January 15, 2030	2,047	3,014
		3,014

United States of America - 0.03%
Citigroup Inc. 15.00% July 2, 2010	BRL8,240	3,883
		3,883

Venezuela - 0.03%
Republic of Venezuela 9.25% September 15, 2027	$2,810	3,331
		3,331

Total bonds and notes (cost: $120,648,000)		136,416

	Units or principal
Short-term securities	amount	Value
	(000)	(000)

Corporate short-term notes - 5.59%
Avon Capital Corp. 3.77% due 10/03/05	$25,000	24,992
Clipper Receivables Co. LLC 3.75% due 10/03/05	170,854	170,800
Gannett Co. 3.73% due 10/03/05	50,000	49,984
Rabobank USA Financial Corp. 3.75% due 10/03/05	100,000	99,969
Societe Generale North America, Inc. 3.76% due 10/03/05	100,000	99,969
Total Capital S.A. 3.78% due 10/03/05	160,100	160,050
UBS Finance Delaware LLC 3.86% due 10/03/05	106,800	106,766
		712,530

Federal agency discount notes - 0.77%
Federal Home Loan Bank Discount Corp. 3.55% due 10/03/05	98,700	98,671
		98,671

Total short-term securities (cost: $811,201,000)		811,201

Total investment securities (cost: $7,440,203,000)		13,109,001

Net unrealized depreciation on foreign currency contracts (8)		(4,014)

Excess of payables over cash and receivables		(364,486)

Net assets		$12,740,501

(1) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of September 30, 2005, the total value and cost of such securities were $234,281,000 and $324,112,000, respectively, and the value represented 1.84% of net assets.

(2) Non-income-producing securities.
(3) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance.
(4) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., New Europe East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund. A summary of the fund's transactions in the securities of affiliated issuers during the three months ended September 30, 2005 can be found in the Investments in affiliates schedule below.

(5) Coupon rate may change periodically.
(6) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(7) Security is currently in default; no interest payments received on the scheduled payment dates.
(8) As of September 30, 2005, the net unrealized foreign currency contracts payable consists of the following:

	Contract amount		U.S. valuation

				Unrealized
				(depreciation)
	Non-U.S.	U.S.	Amount	appreciation
	(000)	(000)	(000)	(000)
Sales:
Hungarian Forint to Euro expiring 10/14-11/30/05	HUF8,363,734/EUR33,302	$40,109	$40,171	$(62)
Hungarian Forint to U.S. Dollar expiring 10/18/05	HUF804,951	4,082	3,870	212
Polish Zloty to Euro expiring 10/18-11/30/05	PLN45,743/EUR11,098	13,369	14,030	(661)
Polish Zloty to U.S. Dollar expiring 10/18/05	PLN22,566	6,942	6,923	19
South African Rand to U.S. Dollar expiring 10/13/05-8/17/06	ZAR1,070,116	163,058	166,580	(3,522)

Foreign currency contracts ---net				$(4,014)

Abbreviations
Securities:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
GDS - Global Depositary Shares
SDR - Special Drawing Rights

Non-U.S. currency:
ARS - Argentine Peso
BRL - Brazilian Real
HUF - Hungarian Forint
ILS - Israeli Shekel
MYR - Malaysian Ringgit
PLN - Polish Zloty
ZAR - South African Rand

Federal income tax information

As of September 30, 2005, the cost of investment securities, excluding forward currency contracts, and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $7,642,146,000. Net unrealized appreciation on investments, excluding forward currency contracts, aggregated $5,485,730,000, net of accumulated deferred taxes totaling $140,000, of which $5,973,242,000 related to appreciated securities and $487,512,000 related to depreciated securities.

Investments in affiliates

					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
Anhui Conch Cement	40,197,000	-	-	40,197,000	-	$39,970
LS Cable	1,629,160	-	-	1,629,160	-	45,756
Mvelaphanda Resources	11,141,377	-	-	11,141,377	-	34,117
S P Setia Berhad	34,837,100	-	2,030,900	32,806,200	$2,694	33,777
Tele Norte Celular Participações	9,215,384,539	-	-	9,215,384,539	-	6,746
Tong Yang Industry	22,244,243	-	-	22,244,243	1,126	26,733
Wumart Stores	6,735,000	749,000	-	7,484,000	-	16,134

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	8,530,144	365,129	-	8,895,273	-	14,184
Baring Vostok Private Equity Fund III	1,431,150	1,865,900	-	3,297,050	-	2,774
Capital International Global Emerging
Markets Private Equity Fund	55,168	96	-	55,264	40	22,938
Capital International Private Equity Fund IV	18,087	1,660	-	19,747	-	20,175
Hidroneuquen	28,022,311	-	-	28,022,311	-	893
New Asia East Investment Fund	4,089,609	-	-	4,089,609	48	5,013
New Europe East Investment Fund	436	-	-	436	-	1,673
New GP Capital Partners	27,000	-	-	27,000	-	6,767
Pan Asia Special Opportunities Fund	240,000	-	-	240,000	-	1,514
Seres Capital	10	-	-	10	-	98
South African Private Equity Fund III	27,594	-	-	27,594	762	50,730
Vietnam Enterprise Investments	7,888,071	-	-	7,888,071	-	12,621

Unaffiliated issuers:[1]
Orbotech	1,720,725	-	131,000	1,589,725	-	-

					$4,670	$342,613

1Affiliated during the period but no longer affiliated at September 30, 2005.

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and
Principal Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and
Principal Executive Officer

Date: November 28, 2005

By /s/ Michael A. Felix
Michael A. Felix, Treasurer and
Principal Financial Officer

Date: November 28, 2005